Revenues - Narrative (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Revenue Recognition [Abstract]
Deferred Long-Term Liability Charges	$ 18,900,000	$ 18,900,000	$ 23,700,000
Revenue recognized	14,500,000	33,100,000
Remaining performance obligations	98,300,000	98,300,000
Expected remaining performance obligations recognized during next 12 months	68,000,000.0	68,000,000.0
Expected remaining performance obligations recognized subsequent to next 12 months and thereafter	14,700,000	14,700,000
Expected remaining performance obligations recognized remainder thereafter	15,600,000	15,600,000
Deferred sales commissions	$ 10,300,000	$ 10,300,000	$ 10,300,000